Intangible assets - Goodwill (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Banco ABN Amro Real S.A. (Banco Real)	R$ 27,217,565	R$ 27,217,565	R$ 27,217,565
Toro Corretora de Títulos e Valores Mobiliários Ltda.	160,770	160,771	305,937
EmDia Serviços Especializados em Cobranças Ltda.	184,447	236,626	237,663
Olé Consignado (Atual Denominação Social do Banco Bonsucesso Consignado)	62,800	62,800	62,800
Solution 4Fleet Consultoria Empresarial S.A.	32,590	32,590	32,613
Return Capital S.A. (atual denominação social da Ipanema Empreendimentos e Participações S.A.)	41,324	24,346	24,346
Santander Brasil Tecnologia S.A.	16,381	16,381	16,381
Paytec Tecnologia em Pagamentos Ltda.			11,336
GIRA, Gestão Integrada de Recebíveis do Agronegócio S.A.	5,271	5,271	5,271
Banco PSA Finance Brasil S.A.		1,557	1,557
Apê11 Tecnologia e Negocios Imobiliarios S.A.	9,777	9,777
Monetus Investimentos S.A.	39,919	39,919
Mobills Labs Soluções em Tecnologia LTDA	39,589	39,589
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A.	42,135	42,135
Total	R$ 27,852,568	R$ 27,889,327	R$ 27,915,469